Commitments and Contingencies (Action In Which We Are The Defendant) (Details) CAD in Millions, $ in Millions				1 Months Ended	12 Months Ended				24 Months Ended
		Feb. 12, 2016 USD ($)	Jun. 30, 2014 CAD	Mar. 31, 2013 lagoon	Dec. 31, 2015 USD ($) Actions Claim	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2006 Patents	Dec. 31, 2012 CAD	Jul. 31, 2015 USD ($)	Dec. 31, 2009 Actions
Loss Contingencies [Line Items]
Litigation settlement income (loss)	[1]				$ 0.0	$ 0.0	$ 1,342.0
Effexor [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)						$ (56.0)
Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)					$ (784.6)
Patent Infringement [Member] | Teva Canada Limited Versus Pfizer Canada Inc. [Member] | Effexor [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed | Patents								1
Litigation settlement income (loss) | CAD									CAD (52.5)
Damages awarded | CAD			CAD 125.0
Damages from Product Defects [Member] | Class Action Versus American Optical Corporation And Various Other Defendants [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim					55,450
Average Wholesale Price [Member] | State Governments Versus Pfizer, Pfizer Subsidiaries and Other Pharmaceutical Manufacturers [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of actions | Actions					1
Environmental Remediation Litigation [Member]
Loss Contingencies [Line Items]
Feasibility study, number of lagoons | lagoon				2
Product Pricing [Member] | U.S. Department of Justice Versus Pfizer [Member] | Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Number of actions | Actions											2
Aurangabad, India [Member]
Loss Contingencies [Line Items]
Escrow deposit					$ 0.9					$ 1.8
Subsequent Event [Member] | Product Pricing [Member] | U.S. Department of Justice Versus Pfizer [Member] | Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)		$ 784.6

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.